Operating Segment Information - Additional Information (Details) - North America - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Revenue	$ 33,915,000	$ 23,146,000
Customer information	single customer	single customer